Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Feb. 25, 2013
Document Creation Date	dei_DocumentCreationDate	Feb. 06, 2013